Debt (Narrative) (Details) € in Millions, $ in Millions, $ in Millions							12 Months Ended
	Apr. 07, 2017 USD ($)	Mar. 06, 2017 USD ($)	Mar. 05, 2017	Oct. 20, 2016 USD ($)	Oct. 06, 2016 USD ($)	Jun. 23, 2015 CAD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	May 24, 2017 USD ($)	May 16, 2017 USD ($)	Sep. 20, 2016 EUR (€)	Jun. 23, 2015 EUR (€)	Jun. 23, 2015 USD ($)	May 20, 2015 USD ($)	Dec. 04, 2014 USD ($)	Dec. 17, 2012 USD ($)
Debt Instrument [Line Items]
Debt issuance costs							$ 53.1	$ 56.9
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility		$ 700.0											$ 500.0
Commitment fee		0.35%
Maturity date						Jun. 23, 2020
Debt issuance costs		$ 2.6					5.7
Aggregate borrowing availability							680.5
Outstanding letters of credit							$ 18.0
Revolving Credit Facility [Member] | Extended Maturity [Member]
Debt Instrument [Line Items]
Maturity date		Mar. 01, 2022
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percentage over base variable rate		2.25%	1.75%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage over base variable rate		1.25%	0.75%
USD Term Loan [Member]
Debt Instrument [Line Items]
Term loan										$ 250.0			$ 1,450.0
Maturity date						Jun. 23, 2022
Debt issuance costs										$ 2.7
Interest expense	$ 0.6				$ 1.0
USD Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate					0.75%
Percentage over base variable rate	2.00%				2.50%		2.00%
USD Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate					1.75%
Percentage over base variable rate	1.00%				1.50%		1.00%
CAD Term Loan [Member]
Debt Instrument [Line Items]
Term loan						$ 75
Maturity date						Jun. 23, 2022
CAD Term Loan [Member] | Canadian Dollor Offered Rate (CDOR) [Member]
Debt Instrument [Line Items]
Interest rate							0.75%
Percentage over base variable rate							3.50%
CAD Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate							1.75%
Percentage over base variable rate							2.50%
Euro Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €												€ 300
Maturity date						Jun. 23, 2022
Debt issuance costs									$ 0.6
Euro Term Loan [Member] | Euro Interbank Offered Rate (EURIBOR) [member]
Debt Instrument [Line Items]
Interest rate							0.75%
Percentage over base variable rate							2.75%
4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Interest rate							4.00%	4.00%
Unamortized debt issuance expense							$ 7.7
Notes | €											€ 425
Debt price as percentage of par value							100.00%
5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Interest rate							5.75%	5.75%
Unamortized debt issuance expense							$ 19.7
Notes														$ 1,000.0
Debt price as percentage of par value							100.00%
6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Interest rate							6.125%	6.125%
Unamortized debt issuance expense							$ 4.6
Notes															$ 250.0
Debt price as percentage of par value							100.00%
6.375% Notes, Due November 15, 2020 [Member]
Debt Instrument [Line Items]
Debt issuance costs							$ 1.9
Redeemed outstanding aggregate principal				$ 129.7
Notes																$ 520.0
6.375% Notes, Due November 15, 2020 [Member] | Tender Fees And Expenses [Member]
Debt Instrument [Line Items]
Interest expense								$ 6.5
6.375% Notes, Due November 15, 2020 [Member] | Tender Premium [Member]
Debt Instrument [Line Items]
Interest expense								15.6
6.375% Notes, Due November 15, 2020 [Member] | Tender Offer [Member]
Debt Instrument [Line Items]
Capitalized debt issuance costs								5.8
Repurchased aggregate principal amount								$ 390.3
6.375% Notes, Due November 15, 2020 [Member] | Premium [Member]
Debt Instrument [Line Items]
Interest expense				$ 4.6
6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Interest rate							6.625%	6.625%
Unamortized debt issuance expense							$ 14.1
Notes																$ 570.0
Minimum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percentage over base variable rate							1.75%
Minimum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage over base variable rate							0.75%
Minimum [Member] | 4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Percentage of holders of aggregate outstanding principal amount to declare acceleration of amounts due in any event of default							25.00%
Minimum [Member] | 5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Percentage of holders of aggregate outstanding principal amount to declare acceleration of amounts due in any event of default							25.00%
Minimum [Member] | 6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Percentage of aggregate outstanding principal amount needed to declare acceleration of amounts due							25.00%
Minimum [Member] | 6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Debt redemption notice period							30 days
Percentage of holders of aggregate outstanding principal amount to declare acceleration of amounts due in any event of default							25.00%
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum total leverage ratio							6.00%
Maximum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percentage over base variable rate							2.25%
Maximum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage over base variable rate							1.25%
Maximum [Member] | 4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount of debt that issuer may redeem with cash equal to net proceeds issuer raises in equity offerings at specified redemption prices							35.00%
Maximum [Member] | 5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount of debt that issuer may redeem with cash equal to net proceeds issuer raises in equity offerings at specified redemption prices							35.00%
Maximum [Member] | 6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount of debt that issuer may redeem with cash equal to net proceeds issuer raises in equity offerings at specified redemption prices							35.00%
Maximum [Member] | 6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Debt redemption notice period							60 days
Foreign Subsidiary [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding letters of credit							$ 1.5
SB/RH Holdings, LLC [Member]
Debt Instrument [Line Items]
Debt held includes a loan with SBH							$ 0.0	$ 0.0
SBH and SB/RH [Member] | 4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Maturity date							Oct. 01, 2026
Notes							$ 500.9	477.0
SBH and SB/RH [Member] | 5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Interest rate							5.75%
Maturity date							Jul. 15, 2025
Notes							$ 1,000.0	1,000.0
SBH and SB/RH [Member] | 6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Interest rate							6.125%
Maturity date							Dec. 15, 2024
Notes							$ 250.0	250.0
SBH and SB/RH [Member] | 6.375% Notes, Due November 15, 2020 [Member]
Debt Instrument [Line Items]
Interest rate							6.375%
Maturity date							Nov. 15, 2020
Notes								129.7
SBH and SB/RH [Member] | 6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Interest rate							6.625%
Maturity date							Nov. 15, 2022
Notes							$ 570.0	$ 570.0